Share-Based Compensation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Restricted shares CNY	Dec. 31, 2011 Restricted shares CNY	Dec. 31, 2013 Stock options USD ($)	Dec. 31, 2013 Stock options CNY	Dec. 31, 2012 Stock options CNY	Dec. 31, 2011 Stock options CNY	Dec. 31, 2012 Cost of revenues Restricted shares CNY	Dec. 31, 2011 Cost of revenues Restricted shares CNY	Dec. 31, 2013 Cost of revenues Stock options USD ($)	Dec. 31, 2013 Cost of revenues Stock options CNY	Dec. 31, 2012 Cost of revenues Stock options CNY	Dec. 31, 2011 Cost of revenues Stock options CNY	Dec. 31, 2012 Selling expenses Restricted shares CNY	Dec. 31, 2011 Selling expenses Restricted shares CNY	Dec. 31, 2013 Selling expenses Stock options USD ($)	Dec. 31, 2013 Selling expenses Stock options CNY	Dec. 31, 2012 Selling expenses Stock options CNY	Dec. 31, 2011 Selling expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Restricted shares CNY	Dec. 31, 2011 General and administrative expenses Restricted shares CNY	Dec. 31, 2013 General and administrative expenses Stock options USD ($)	Dec. 31, 2013 General and administrative expenses Stock options CNY	Dec. 31, 2012 General and administrative expenses Stock options CNY	Dec. 31, 2011 General and administrative expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Restricted shares CNY	Dec. 31, 2011 Research and development expenses Restricted shares CNY	Dec. 31, 2013 Research and development expenses Stock options USD ($)	Dec. 31, 2013 Research and development expenses Stock options CNY	Dec. 31, 2012 Research and development expenses Stock options CNY	Dec. 31, 2011 Research and development expenses Stock options CNY
Compensation cost
Income tax benefit recognized in the statements of operations			$ 0
Total compensation cost recognized	875	16,457	$ 2,624	15,885	34,628	57,401	50	1,047	$ 547	3,314	5,417	5,128	29	612	$ 427	2,582	4,551	9,212	787	14,606	$ 1,148	6,949	20,179	39,104	9	192	$ 502	3,040	4,481	3,957